Share capital	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of classes of share capital [text block]
15.	Share capital

Movements in the Group’s Ordinary Shares, share capital and share premium during the six months ended 30 June 2023 is as follows (in thousands, except for share amounts):

	Ordinary shares	Share capital	Share premium	Total
Balance at 1 January 2023	252,160,087	2,126	1,058,432	1,060,558
Capital contribution (Note 3)	11,834,061	118	132,618	132,736
Vested earn-out shares (Note 3)	0	6	8,300	8,306
Penny warrants (Note 3)	2,479,962	25	27,159	27,184
Public warrants (Note 3)	551,300	6	7,582	7,588
Settlement of RSUs with shares	42,328	-	249	249
Settlement of SARs with shares	(1,044,737)	(10)	(9,526)	(9,536)
Balance at 30 June 2023	266,023,001	2,271	1,224,814	1,227,085

No dividends were paid or declared during the six month periods ended 30 June 2023 and 2022.